CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents		$ 407.8	$ 544.9	$ 941.5
Short-term investments		0.0	7.6
Cash and cash equivalents including short-term investments		407.8	552.5
Long-term debt		450.0	450.0
Credit facility available for use		26.6	498.3
Common shares		2,726.3	2,719.1
Capital Management Liabilities And Equity		3,219.1	3,686.3
Borrowing costs capitalised		37.8	29.2
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 454.2	450.0	450.0
Borrowing costs capitalised	$ 7.5
5.75% senior notes | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		5.5	6.3
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt		16.2	18.9
Equipment loans | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 0.1	$ 0.2